UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7720

Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Premium Income Municipal Fund (NCU)
	November 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.3% (4.2% of Total Investments)
$ 1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa1	$ 1,406,475
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
205	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	191,433
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,860	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	B2	2,678,933
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
355	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB+	250,964
	Bonds, Series 2007A-1, 5.750%, 6/01/47
995	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB+	621,069
	Bonds, Series 2007A-2, 0.000%, 6/01/37
5,915	Total Consumer Staples			5,148,874
	Education and Civic Organizations – 6.4% (4.3% of Total Investments)
70	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	67,218
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
45	5.000%, 11/01/21	11/15 at 100.00	A2	47,710
60	5.000%, 11/01/25	11/15 at 100.00	A2	62,254
1,112	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	1,179,810
	Tender Option Bond Trust 1065, 9.234%, 3/01/33 (IF)
2,000	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	2,089,900
	NPFG Insured
185	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	187,982
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
300	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	N/R	296,889
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,245	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17 –	5/13 at 100.00	Aa1	1,321,144
	AMBAC Insured (UB)
5,017	Total Education and Civic Organizations			5,252,907
	Energy – 0.5% (0.3% of Total Investments)
500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series	1/15 at 100.00	Ba2	404,135
	2007, 4.700%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 32.1% (21.4% of Total Investments)
2,745	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/12 at 100.00	N/R	2,560,426
	Hospital, Series 1993, 5.750%, 5/15/15 (4), (5)
335	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A2	329,771
	San Diego, Series 2011, 5.250%, 8/15/41
490	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	487,731
	5.250%, 11/15/46
3,525	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,508,679
	5.250%, 11/15/46 (UB)
685	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	581,880
	of Central California, Series 2007, 5.250%, 2/01/46
815	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	668,985
	System, Series 2007A, 5.125%, 7/15/31
1,740	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	1,543,206
	Health System, Series 2005A, 5.250%, 7/01/30
730	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	743,089
	Series 2001C, 5.250%, 8/01/31
3,000	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,413,670
	Project, Series 2009, 6.750%, 2/01/38
2,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	2,226,819
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,690	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	1,646,550
	2005A, 5.000%, 11/15/43
377	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	382,916
	System, Trust 2554, 18.384%, 7/01/47 – AGM Insured (IF)
760	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	839,504
	2008A, 8.250%, 12/01/38
2,600	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,547,870
	5.250%, 1/01/42
1,450	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,378,588
	6.000%, 11/01/41
850	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	892,670
	7.500%, 12/01/41
1,415	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,455,823
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	Aa2	1,014,020
	2009E, 5.000%, 5/15/38
26,307	Total Health Care			26,222,197
	Housing/Multifamily – 0.6% (0.4% of Total Investments)
495	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	495,203
	Series 2010A, 6.400%, 8/15/45
	Housing/Single Family – 3.0% (2.0% of Total Investments)
2,500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	BBB	2,321,975
	5.500%, 8/01/38
100	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	100,046
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,600	Total Housing/Single Family			2,422,021
	Tax Obligation/General – 27.7% (18.5% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,350	6.000%, 11/01/39	11/19 at 100.00	A1	2,616,490
1,300	5.500%, 11/01/39	11/19 at 100.00	A1	1,358,877
1,500	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – NPFG Insured	2/13 at 100.00	A1	1,510,485
4,475	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1	4,155,127
	2006C, 0.000%, 8/01/31 – AGM Insured
6,000	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	Aa2	6,231,240
	5.000%, 6/01/29 – AGM Insured (UB)
2,510	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding	2/12 at 103.00	A	2,606,610
	Bonds, Series 1997A, 6.150%, 8/01/15 – NPFG Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	16,402
	5.250%, 8/01/22 – NPFG Insured
135	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	141,602
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,355	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	Aa1	1,489,416
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – NPFG Insured
8,345	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	2,478,382
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
27,985	Total Tax Obligation/General			22,604,631
	Tax Obligation/Limited – 45.0% (29.9% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	N/R	810,480
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center
	for Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 – AMBAC Insured	12/13 at 100.00	AA	1,766,868
1,865	5.000%, 12/01/24 – AMBAC Insured	12/13 at 100.00	AA	1,930,312
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs,	5/12 at 100.00	A2	5,936,102
	Southern California Veterans Home – Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 –
	AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,045,750
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,176,560
	2009I-1, 6.375%, 11/01/34
535	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	587,548
165	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	163,913
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
500	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	435,255
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
170	National City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	8/21 at 100.00	A–	187,988
	National City Redevelopment Project area, Series 2011, 6.500%, 8/01/24
260	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/12 at 102.00	A–	243,690
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
350	Fontana Redevelopment Agancy, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/12 at 100.00	A–	350,077
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
320	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	294,086
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
75	5.000%, 9/01/26	9/16 at 100.00	N/R	72,935
175	5.125%, 9/01/36	9/16 at 100.00	N/R	161,504
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore	2/12 at 100.00	BBB+	3,161,445
	Redevelopment Project Area, Series 2001A, 5.000%, 8/01/26 – NPFG Insured
310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester	9/15 at 100.00	A1	284,571
	Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	1,991,220
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
475	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	531,330
	2011A, 7.250%, 9/01/38
3,230	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2005, 5.000%,	8/15 at 100.00	A–	2,908,938
	8/01/35 – NPFG Insured
65	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	A–	70,095
	Project, Series 2011, 6.750%, 9/01/40
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
60	6.000%, 9/01/33	No Opt. Call	N/R	59,777
135	6.125%, 9/01/41	No Opt. Call	N/R	134,710
540	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB	539,384
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
210	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	214,219
	2011A, 5.750%, 9/01/30
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	138,829
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
40	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	41,586
	Area, Series 2011-B, 6.500%, 10/01/25
190	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	191,636
	8/01/25 – AMBAC Insured
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	1,640,520
	5.400%, 11/01/20 – NPFG Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	A1	3,281,040
	5.400%, 11/01/20
2,000	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	2,136,100
	Improvement Projects, Series 2009A, 5.200%, 4/01/26
30	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	32,154
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
30	7.000%, 8/01/33	2/21 at 100.00	BBB	31,763
40	7.000%, 8/01/41	2/21 at 100.00	BBB	42,208
275	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	Baa1	256,622
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	341,942
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,350	5.800%, 9/01/18	3/12 at 100.00	Baa3	1,355,940
1,000	5.800%, 9/01/27	3/12 at 100.00	Baa3	1,000,080
50	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	51,092
	7.000%, 10/01/26
95	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	99,893
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
36,670	Total Tax Obligation/Limited			36,700,162
	Transportation – 3.4% (2.2% of Total Investments)
780	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	820,435
	2006F, 5.000%, 4/01/31 (UB)
220	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	262,511
	2008, Trust 3211, 13.528%, 10/01/32 (IF)
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/12 at 100.00	BBB–	1,659,320
	1995A, 5.000%, 1/01/35
3,000	Total Transportation			2,742,266
	U.S. Guaranteed – 12.1% (8.1% of Total Investments) (6)
3,000	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	AAA	3,753,960
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 – AGM Insured (ETM)
370	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AAA	412,269
	(Pre-refunded 7/01/14)
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,778,445
	5.250%, 2/01/21 (Pre-refunded 8/01/13) – FGIC Insured
1,260	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AA– (6)	1,304,692
	2002Q, 5.250%, 8/15/20 (Pre-refunded 8/15/12) – AGM Insured
325	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (6)	390,757
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
255	University of California, General Revenue Bonds, Series 2003A, 5.125%, 5/15/17	5/13 at 100.00	Aa1 (6)	272,388
	(Pre-refunded 5/15/13) – AMBAC Insured (UB)
8,705	Total U.S. Guaranteed			9,912,511
	Utilities – 5.9% (3.9% of Total Investments)
890	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	847,698
	2007A, 5.500%, 11/15/37
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AA–	289,427
	2003A-2, 5.000%, 7/01/21 – NPFG Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	268,190
	9/01/31 – SYNCORA GTY Insured
3,320	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	No Opt. Call	AA–	3,410,171
	2002Q, 5.250%, 8/15/20 – AGM Insured
4,780	Total Utilities			4,815,486
	Water and Sewer – 7.2% (4.8% of Total Investments)
1,125	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 –	6/14 at 100.00	AA+	1,169,538
	AMBAC Insured
205	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	207,896
	5.000%, 4/01/36 – NPFG Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	870,089
	Bond Trust 09-8B, 18.049%, 7/01/35 (IF) (7)
1,500	Orange County Water District, California, Revenue Certificates of Participation, Tender Option	8/19 at 100.00	AAA	1,817,640
	Bond Trust 11782-1, 17.696%, 2/15/35 (IF)
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	1,797,871
	Project, Series 2003, 5.500%, 7/01/33
5,295	Total Water and Sewer			5,863,034
$ 127,269	Total Investments (cost $119,089,989) – 150.2%			122,583,427
	Floating Rate Obligations – (8.1)%			(6,650,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (43.2)% (8)			(35,250,000)
	Other Assets Less Liabilities – 1.1%			919,073
	Net Assets Applicable to Common Shares – 100%			$ 81,602,500

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of November 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$120,023,001	$2,560,426	$122,583,427

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$2,746,970
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	503,456
Purchases at cost	—
Sales at proceeds	(690,000)
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$2,560,426

During the period ended November 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2011, the cost of investments was $112,326,932.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2011, were as follows:

Gross unrealized:
Appreciation	$ 5,957,424
Depreciation	(2,355,021)
Net unrealized appreciation (depreciation) of investments	$ 3,602,403

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	For fair value measurement disclosure purposes, investment categorized as level 3.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         January 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         January 27, 2012